SCHEDULE OF LONG TERM BORROWINGS (Details)	Jun. 30, 2026 USD ($)
Debt Disclosure [Abstract]
2026 remainder	$ 87,163
2027	72,636
2028	145,272
2029 and thereafter	2,766,924
Total long-term bank borrowings	$ 3,071,995